Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Benefit Plans
17. Benefit Plans
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a
pre-tax
basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the nine months ended September 30, 2023 and 2022, the Company did not make any contributions to the plan.

19. Benefit Plans
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis.
Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the years ended December 31, 2022 and 2021, the Company made contributions of $0 million and $0.6 million, respectively, to the plan.